18. CASH FLOW USED FOR PURCHASE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow Used For Purchase Of Property Plant And Equipment Details
Payables for capital expenditure at the beginning of the period	$ (14.4)	$ (10.7)	$ (5.1)
Additions of property, plant and equipment (note 17)	(76.3)	(92.4)	(55.0)
Payables for capital expenditure at the end of the period	11.1	14.4	10.7
Currency translation adjustments	0.0	0.4	0.0
Total Cash Flow	$ (79.6)	$ (88.3)	$ (49.4)